Note 2 - Allowance For Loan Losses	9 Months Ended
Sep. 30, 2018
Notes
Note 2 - Allowance For Loan Losses

Note 2 – Allowance for Loan Losses

The allowance for loan losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio.  Management’s approach to estimating and evaluating the allowance for loan losses is on a total portfolio level based on historical loss trends, bankruptcy trends, delinquency trends, the level of receivables at the balance sheet date, payment patterns and economic conditions primarily including, but not limited to, unemployment levels and gasoline prices.  Historical loss trends are tracked on an on-going basis.  The trend analysis includes statistical analysis of the correlation between loan date and charge off date, charge off statistics by the total loan portfolio, and charge off statistics by branch, division and state.  If trends indicate an adjustment to the allowance for loan losses is warranted, Management will make what it considers to be appropriate adjustments.  The level of receivables at the balance sheet date is reviewed and adjustments to the allowance for loan losses are made if Management determines increases or decreases in the level of receivables warrants an adjustment.  The Company uses monthly unemployment statistics, and various other monthly or periodic economic statistics, published by departments of the U.S. government and other economic statistics providers to determine the economic component of the allowance for loan losses.  Such allowance is, in the opinion of Management, sufficiently adequate for probable losses in the current loan portfolio.  As the estimates used in determining the loan loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates.  Actual results could vary based on future changes in significant assumptions.

Management does not disaggregate the Company’s loan portfolio by loan class when evaluating loan performance.  The total portfolio is evaluated for credit losses based on contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the number of installments past due at that time, based on the then-existing terms of the contract.  Accounts are classified in delinquency categories based on the number of days past due.  When three installments are past due, Management classifies the account as being 60-89 days past due; when four or more installments are past due, Management classifies the account as being 90 days or more past due.  When a loan becomes five installments past due, it is charged off unless Management directs that it be retained as an active loan. In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability. In addition, no installment is counted as being past due if at least 80% of the contractual payment has been paid. In connection with any bankruptcy court-initiated repayment plan and as allowed by state regulatory authorities, the Company effectively resets the delinquency rating of each account to coincide with the court-initiated repayment plan. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

When a loan becomes 60 days or more past due based on its original terms, it is placed in non-accrual status.  At such time, the accrual of any additional finance charges is discontinued.  Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status.  Non-accrual loans return to accrual status when the loan becomes less than 60 days past due.

  There were no loans 60 days or more past due and still accruing interest at September 30, 2018 or December 31, 2017.  The Company’s principal balances on non-accrual loans by loan class as of September 30, 2018 and December 31, 2017 are as follows:

Loan Class	September 30, 2018	December 31, 2017

Consumer Loans	$ 26,733,204	$ 23,800,601
Real Estate Loans	1,385,283	1,156,255
Sales Finance Contracts	1,358,380	1,097,986
Total	$ 29,476,867	$ 26,054,842

An age analysis of principal balances on past due loans, segregated by loan class, as of September 30, 2018 and December 31, 2017 follows:

September 30, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 18,128,284	$ 9,336,595	$ 19,127,662	$ 46,592,541
Real Estate Loans	683,655	535,598	1,503,979	2,723,232
Sales Finance Contracts	932,890	574,458	1,029,488	2,536,836
Total	$ 19,744,829	$ 10,446,651	$ 21,661,129	$ 51,852,609

December 31, 2017	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 14,483,119	$ 7,905,817	$ 17,475,439	$ 39,864,375
Real Estate Loans	676,407	321,125	1,170,572	2,168,104
Sales Finance Contracts	749,910	447,157	843,077	2,040,144
Total	$ 15,909,436	$ 8,674,099	$ 19,489,088	$ 44,072,623

In addition to the delinquency rating analysis, the ratio of bankrupt accounts to the total loan portfolio is also used as a credit quality indicator.  The ratio of bankrupt accounts outstanding to total principal loan balances outstanding at September 30, 2018 and December 31, 2017 was 2.30% and 2.23%, respectively.

Nearly our entire loan portfolio consists of small homogeneous consumer loans (of the product types set forth in the table below).

September 30, 2018	Principal Balance	% Portfolio	9 Months Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 591,483,591	88.4%	$ 25,432,686	96.4%
Real Estate Loans	29,914,177	4.5	14,646.1
Sales Finance Contracts	47,453,102	7.1	935,410	3.5
Total	$ 668,850,870	100.0%	$ 26,382,742	100.0%

September 30, 2017	Principal Balance	% Portfolio	9 Months Net Charge Offs (Recoveries)	% Net Charge Offs

Consumer Loans	$ 476,763,220	89.1%	$ 26,942,607	96.4%
Real Estate Loans	25,738,330	4.8	23,911.1
Sales Finance Contracts	32,601,568	6.1	975,898	3.5
Total	$ 535,103,118	100.0%	$ 27,942,416	100.0%

Sales finance contracts are similar to consumer loans in nature of loan product, terms, customer base to whom these products are marketed, factors contributing to risk of loss and historical payment performance, and together with consumer loans, represented approximately 95% of principal balances outstanding in Company’s loan portfolio at both September 30, 2018 and 2017, respectively. As a result of these similarities, which have resulted in similar historical performance, consumer loans and sales finance contracts represent substantially all loan losses.  Real estate loans and related losses have historically been insignificant, and, as a result, we do not stratify the loan portfolio for purposes of determining and evaluating our loan loss allowance.  Due to the composition of the loan portfolio, the Company determines and monitors the allowance for loan losses on a collectively evaluated, single portfolio segment basis.  Therefore, a roll forward of the allowance for loan loss activity at the portfolio segment level is the same as at the total portfolio level.  We have not acquired any impaired loans with deteriorating quality during any period reported.  The following table provides additional information on our allowance for loan losses based on a collective evaluation:

	Three Months Ended		Nine Months Ended
	Sept. 30, 2018	Sept. 30, 2017	Sept. 30, 2018	Sept. 30, 2017
Allowance for Credit Losses:
Beginning Balance	$ 41,000,000	$ 47,000,000	$ 42,500,000	$ 48,500,000
Provision for Loan Losses	10,211,067	5,777,564	25,382,742	22,442,416
Charge-offs	(13,263,402)	(13,003,785)	(37,632,941)	(38,496,984)
Recoveries	3,552,335	3,226,221	11,250,199	10,554,568
Ending Balance	$ 41,500,000	$ 43,000,000	$ 41,500,000	$ 43,000,000

Ending balance; collectively evaluated for impairment	$ 41,500,000	$ 43,000,000	$ 41,500,000	$ 43,000,000

	Three Months Ended		Nine Months Ended
	Sept. 30, 2018	Sept. 30, 2017	Sept. 30, 2018	Sept. 30, 2017
Finance receivables:
Ending balance	$ 668,850,870	$ 535,103,118	$ 668,850,870	$ 535,103,118
Ending balance; collectively evaluated for impairment	$ 668,850,870	$ 535,103,118	$ 668,850,870	$ 535,103,118

Troubled Debt Restructurings ("TDRs") represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties. Loan modifications by the Company involve payment alterations, interest rate concessions and/ or reductions in the amount owed by the borrower.  The following table presents a summary of loans that were restructured during the three months ended September 30, 2018.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	4,162	$ 11,025,238	$ 10,702,334
Real Estate Loans	11	114,010	111,556
Sales Finance Contracts	155	414,895	399,751
Total	4,328	$ 11,554,143	$ 11,213,641

The following table presents a summary of loans that were restructured during the three months ended September 30, 2017.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,881	$ 8,764,876	$ 8,419,386
Real Estate Loans	4	27,360	27,360
Sales Finance Contracts	126	321,289	304,847
Total	4,011	$ 9,113,525	$ 8,751,593

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2018.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	11,667	$ 29,000,014	$ 28,038,080
Real Estate Loans	35	311,583	302,117
Sales Finance Contracts	420	1,132,852	1,089,140
Total	12,122	$ 30,444,449	$ 29,429,337

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2017.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	11,117	$ 25,032,298	$ 24,018,560
Real Estate Loans	18	138,249	137,167
Sales Finance Contracts	352	900,736	861,534
Total	11,487	$ 26,071,283	$ 25,017,261

TDRs that occurred during the twelve months ended September 30, 2018 and subsequently defaulted during the three months ended September 30, 2018 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	1,572	$ 2,445,911
Real Estate Loans	1	4,233
Sales Finance Contracts	56	104,284
Total	1,629	$ 2,554,428

TDRs that occurred during the twelve months ended September 30, 2017 and subsequently defaulted during the three months ended September 30, 2017 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	1,465	$ 2,162,134
Real Estate Loans	-	-
Sales Finance Contracts	48	83,028
Total	1,513	$ 2,245,162

TDRs that occurred during the twelve months ended September 30, 2018 and subsequently defaulted during the nine months ended September 30, 2018 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	3,817	$ 5,915,570
Real Estate Loans	1	4,233
Sales Finance Contracts	114	236,196
Total	3,932	$ 6,155,999

TDRs that occurred during the twelve months ended September 30, 2017 and subsequently defaulted during the nine months ended September 30, 2017 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	3,619	$ 5,244,206
Real Estate Loans	-	-
Sales Finance Contracts	109	188,089
Total	3,728	$ 5,432,295

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance of loan losses.